Note 1 - Segment Information - Tubes Segment Revenues By Market (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
IFRS - Net Sales	$ 5,146,734	$ 7,294,055	$ 7,658,588
Tubes [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	4,844,000	6,870,000	7,233,000
Tubes [member] | Oil and gas [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	4,073,000	5,757,000	6,042,000
Tubes [member] | Hydrocarbon processing and power generation [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	371,000	534,000	602,000
Tubes [member] | Industrial and other [member]
Disclosure of operating segments [line items]
IFRS - Net Sales	$ 400,000	$ 579,000	$ 589,000